Insurance - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Discount rate for self-insurance claims reserves	1.31%	1.10%
Health insurance liability	$ 4.1	$ 4.7
Workers' compensation liability	24.9	25.1
General and automobile liability	17.5	18.0
Accrued Expense
Concentration Risk [Line Items]
General and automobile liability	19.2	$ 19.6
General Liability | Maximum
Concentration Risk [Line Items]
Self insurance exposures	0.5
Automobile | Maximum
Concentration Risk [Line Items]
Self insurance exposures	1.0
Workers' Compensation | Maximum
Concentration Risk [Line Items]
Self insurance exposures	$ 0.8